UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22260

RMR REAL ESTATE INCOME FUND
(Exact name of registrant as specified in charter)

Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Real Estate Income Fund Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Mark Berman State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, Massachusetts 02116

Julie A. Tedesco, Esq. State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, Massachusetts 02116

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

RMR REAL ESTATE INCOME FUND

Portfolio of Investments  –  March 31, 2014 (unaudited)

Company	Shares	Value
COMMON STOCKS — 93.4%
REAL ESTATE INVESTMENT TRUSTS — 89.5%
APARTMENTS — 12.8%
American Campus Communities, Inc. (a)	25,900	$967,365
Apartment Investment & Management Co. (a)	28,745	868,674
Associated Estates Realty Corp. (a)	212,628	3,601,918
AvalonBay Communities, Inc. (a)	26,875	3,529,225
Camden Property Trust	5,000	336,700
Campus Crest Communities, Inc.	25,000	217,000
Education Realty Trust, Inc. (a)	16,737	165,194
Equity Residential (a)	74,000	4,291,260
Essex Property Trust, Inc. (a)	10,500	1,785,525
Home Properties, Inc. (a)	14,000	841,680
Independence Realty Trust, Inc.	203,514	1,813,310
Mid-America Apartment Communities, Inc. (a)	18,000	1,228,860
Post Properties, Inc. (a)	14,600	716,860
UDR, Inc. (a)	39,000	1,007,370
		21,370,941
DIVERSIFIED — 10.8%
American Assets Trust, Inc.	8,000	269,920
Digital Realty Trust, Inc. (a)(b)	36,000	1,910,880
DuPont Fabros Technology, Inc. (a)	15,500	373,085
EPR Properties (a)	96,950	5,176,160
Lexington Realty Trust (a)	339,058	3,699,123
Vornado Realty Trust (a)(b)	47,835	4,714,618
Washington Real Estate Investment Trust	28,000	668,640
Whitestone REIT	58,502	844,769
WP Carey, Inc.	5,000	300,350
		17,957,545
FREE STANDING — 5.4%
American Realty Capital Properties, Inc.	133,716	1,874,698
Getty Realty Corp. (a)	22,000	415,580
National Retail Properties, Inc. (a)(b)	126,000	4,324,320
Realty Income Corp. (a)	51,900	2,120,634
Spirit Realty Capital, Inc.	20,952	230,053
		8,965,285
HEALTH CARE — 15.5%
HCP, Inc. (a)(b)	116,530	4,520,199
Health Care REIT, Inc. (a)	29,200	1,740,320
Healthcare Realty Trust, Inc. (a)	25,300	610,995
LTC Properties, Inc. (a)	58,897	2,216,294
Medical Properties Trust, Inc. (a)	347,320	4,442,223
National Health Investors, Inc. (a)	58,958	3,564,600
OMEGA Healthcare Investors, Inc. (a)	15,498	519,493
Physicians Realty Trust	85,400	1,188,768
Sabra Health Care REIT, Inc. (a)	61,500	1,715,235
Ventas, Inc. (a)	87,000	5,269,590
		25,787,717
INDUSTRIAL — 3.7%
DCT Industrial Trust, Inc. (a)	149,450	1,177,666
EastGroup Properties, Inc. (a)	11,300	710,883
Monmouth Real Estate Investment Corp.	25,081	239,273
ProLogis, Inc. (a)	49,088	2,004,263
STAG Industrial, Inc. (a)	81,209	1,957,137
		6,089,222
LODGING/RESORTS — 6.4%
Ashford Hospitality Prime, Inc.	11,000	166,320
Ashford Hospitality Trust, Inc. (a)	55,000	619,850
Chatham Lodging Trust	46,000	930,120
Chesapeake Lodging Trust (a)	71,700	1,844,841
DiamondRock Hospitality Co. (a)	55,603	653,335
Hersha Hospitality Trust (a)	390,583	2,277,099
Host Hotels & Resorts, Inc. (a)	24,000	485,760
LaSalle Hotel Properties (a)	10,000	313,100
Pebblebrook Hotel Trust (a)	43,100	1,455,487
RLJ Lodging Trust (a)	39,400	1,053,556
Ryman Hospitality Properties Inc.	6,000	255,120
Summit Hotel Properties, Inc. (a)	58,203	540,124
Supertel Hospitality, Inc. (c)	10,580	18,727
		10,613,439
MANUFACTURED HOMES — 2.0%
Sun Communities, Inc. (a)	62,256	2,807,123
UMH Properties, Inc.	54,896	536,883
		3,344,006
MIXED OFFICE/INDUSTRIAL — 2.7%
Duke Realty Corp. (a)	46,100	778,168
First Potomac Realty Trust (a)	55,000	710,600
Gladstone Commercial Corp.	22,742	394,346
Liberty Property Trust (a)	69,737	2,577,480
		4,460,594
MORTGAGE — 0.9%
Annaly Capital Management, Inc. (a)	85,000	932,450
ARMOUR Residential REIT, Inc.	120,000	494,400
		1,426,850
OFFICE — 11.5%
Alexandria Real Estate Equities, Inc. (a)	34,100	2,474,296
BioMed Realty Trust, Inc. (a)	65,000	1,331,850
Boston Properties, Inc. (a)	20,500	2,347,865
Brandywine Realty Trust (a)	165,300	2,390,238
Corporate Office Properties Trust (a)	48,500	1,292,040
Douglas Emmett, Inc. (a)	39,322	1,067,199
Franklin Street Properties Corp. (a)	92,261	1,162,488
Highwoods Properties, Inc. (a)	50,000	1,920,500
Kilroy Realty Corp. (a)	28,600	1,675,388
Mack-Cali Realty Corp. (a)	58,030	1,206,444
SL Green Realty Corp. (a)	22,900	2,304,198
		19,172,506
REGIONAL MALLS — 7.8%
CBL & Associates Properties, Inc. (a)	84,000	1,491,000
General Growth Properties, Inc.	20,000	440,000
Glimcher Realty Trust (a)	201,700	2,023,051
Pennsylvania Real Estate Investment Trust (a)	117,118	2,113,980
Simon Property Group, Inc. (a)	29,227	4,793,228
Taubman Centers, Inc.	5,000	353,950
The Macerich Co. (a)	28,470	1,774,535
		12,989,744
SHOPPING CENTERS — 8.7%
Cedar Realty Trust, Inc. (a)	115,810	707,599
DDR Corp. (a)	62,000	1,021,760
Excel Trust, Inc. (a)	113,568	1,440,042
Inland Real Estate Corp. (a)	156,300	1,648,965
Kimco Realty Corp. (a)	110,000	2,406,800

See notes to portfolio of investments.

Company	Shares	Value
COMMON STOCKS — CONTINUED
REAL ESTATE INVESTMENT TRUSTS — CONTINUED
Kite Realty Group Trust (a)	160,503	$963,018
Ramco-Gershenson Properties Trust (a)	138,928	2,264,527
Regency Centers Corp. (a)	5,000	255,300
Retail Properties of America, Inc.	50,000	677,000
Urstadt Biddle Properties (a)	41,900	865,654
Weingarten Realty Investors (a)	76,500	2,295,000
		14,545,665
STORAGE — 1.3%
CubeSmart (a)	15,000	257,400
Public Storage, Inc. (a)	11,400	1,920,786
		2,178,186
Total Real Estate Investment Trusts (Cost $123,769,139)		148,901,700

OTHER — 3.9%
Beazer Homes USA, Inc. (c)	7,000	140,560
Carador PLC	5,496,600	5,139,321
Lennar Corp.	12,000	475,440
Starwood Hotels & Resorts Worldwide, Inc.	10,000	796,000
Total Other (Cost $8,833,117)		6,551,321
Total Common Stocks (Cost $132,602,256)		155,453,021

PREFERRED STOCKS — 49.9%
REAL ESTATE INVESTMENT TRUSTS — 49.9%
APARTMENTS — 0.7%
Apartment Investment & Management Co., Series Z (a)	15,000	376,200
Campus Crest Communities, Inc., Series A	30,000	754,500
		1,130,700
DIVERSIFIED — 5.0%
Coresite Realty Corp., Series A	30,000	742,500
Digital Realty Trust, Inc., Series F (a)	25,000	572,000
Digital Realty Trust, Inc., Series G	30,000	610,800
DuPont Fabros Technology, Inc., Series B (a)	50,394	1,263,882
EPR Properties, Series E (a)(d)	16,400	503,480
EPR Properties, Series F (a)	30,000	715,800
Investors Real Estate Trust, Series B	70,000	1,809,500
LBA Realty Fund II - WBP I LLC, Series B	35,419	734,944
Vornado Realty Trust, Series K	19,195	416,915
Winthrop Realty Trust	40,000	1,029,600
		8,399,421
HEALTH CARE — 0.9%
Sabra Health Care REIT, Inc., Series A	60,600	1,464,096

INDUSTRIAL — 0.8%
STAG Industrial, Inc., Series B	35,000	796,250
Terreno Realty Corp., Series A	20,000	505,400
		1,301,650
LODGING/RESORTS — 18.6%
Ashford Hospitality Trust, Series A	95,482	2,424,288
Ashford Hospitality Trust, Series D	205,756	5,224,145
Ashford Hospitality Trust, Series E	45,000	1,210,950
Chesapeake Lodging Trust, Series A	65,000	1,686,100
FelCor Lodging Trust, Inc., Series A (d)	73,500	1,827,210
FelCor Lodging Trust, Inc., Series C	124,813	3,172,746
Hersha Hospitality Trust, Series B (a)	80,498	2,052,699
Hersha Hospitality Trust, Series C (a)	46,000	1,099,400
LaSalle Hotel Properties, Series G (a)	27,089	686,977
LaSalle Hotel Properties, Series I (a)	30,000	667,800
Pebblebrook Hotel Trust, Series A (a)	14,500	375,985
Pebblebrook Hotel Trust, Series B (a)	23,500	611,000
Pebblebrook Hotel Trust, Series C (a)	63,684	1,421,427
Strategic Hotels & Resorts, Inc., Series A (a)	65,654	1,676,803
Strategic Hotels & Resorts, Inc., Series B (a)	105,200	2,675,236
Summit Hotel Properties, Inc., Series A (a)	10,000	269,400
Summit Hotel Properties, Inc., Series B (a)	8,000	202,480
Summit Hotel Properties, Inc., Series C (a)	37,582	870,775
Sunstone Hotel Investors, Inc., Series D (a)	108,739	2,805,466
		30,960,887
MANUFACTURED HOMES — 1.2%
Sun Communities, Inc., Series A (a)	40,000	994,800
UMH Properties, Inc., Series A	37,500	970,875
		1,965,675
MIXED OFFICE/INDUSTRIAL — 1.3%
First Potomac Realty Trust, Series A	80,000	2,021,600
PS Business Parks, Inc., Series S	7,500	180,375
		2,201,975
MORTGAGE — 3.2%
Arbor Realty Trust, Inc., Series B	35,000	802,550
ARMOUR Residential REIT, Inc., Series B	30,000	726,000
MFA Financial, Inc. (a)	3,061	79,311
MFA Financial, Inc., Series B	40,000	947,200
New York Mortgage Trust, Inc., Series B	37,000	845,450
NorthStar Realty Finance Corp., Series B	11,160	274,871
NorthStar Realty Finance Corp., Series D	13,000	323,570
RAIT Financial Trust, Series A	52,285	1,250,657
		5,249,609
OFFICE — 4.2%
Brandywine Realty Trust, Series E (a)	23,000	579,600
Corporate Office Properties Trust, Series L	110,000	2,798,400
Cousins Properties, Inc., Series B	20,800	526,032
Hudson Pacific Properties, Inc., Series B (a)	20,000	524,000
Kilroy Realty Corp., Series G (a)	65,000	1,594,450
SL Green Realty Corp., Series I (a)	40,000	936,000
		6,958,482

See notes to portfolio of investments.

Company	Shares	Value
PREFERRED STOCKS — CONTINUED
REAL ESTATE INVESTMENT TRUSTS — CONTINUED
REGIONAL MALLS — 4.1%
CBL & Associates Properties, Inc., Series D (a)	60,761	$1,526,924
CBL & Associates Properties, Inc., Series E	15,000	359,250
Glimcher Realty Trust (a)	30,000	706,500
Glimcher Realty Trust, Series G (a)	63,029	1,587,700
Glimcher Realty Trust, Series H (a)	45,000	1,130,400
Pennsylvania Real Estate Investment Trust, Series A	20,000	518,400
Pennsylvania Real Estate Investment Trust, Series B	40,000	1,002,000
		6,831,174
SHOPPING CENTERS — 9.9%
Cedar Realty Trust, Inc., Series B	131,829	3,099,300
DDR Corp., Series H (a)	10,275	258,314
DDR Corp., Series J (a)	45,586	1,096,799
DDR Corp., Series K (a)	76,000	1,760,920
Excel Trust, Inc., Series B	65,000	1,682,200
Inland Real Estate Corp., Series A	100,000	2,582,000
Kimco Realty Corp., Series I (a)	27,944	634,329
Kite Realty Group Trust, Series A (a)	77,000	1,979,670
Retail Properties of America, Inc., Series A	70,000	1,729,000
Saul Centers, Inc., Series C	27,000	652,590
Urstadt Biddle Properties, Series D (a)	22,423	569,768
Urstadt Biddle Properties, Series F (a)	20,000	491,000
		16,535,890
Total Real Estate Investment Trusts (Cost $78,274,148)		82,999,559
Total Preferred Stocks (Cost $78,274,148)		82,999,559

INVESTMENT COMPANIES — 1.3%
BlackRock Credit Allocation Income Trust	19,451	262,978
Cohen & Steers Quality Income Realty Fund, Inc. (a)	100,297	1,056,127
Eaton Vance Enhanced Equity Income Fund II	35,188	464,834
Nuveen Real Estate Income Fund (a)	29,330	314,124
Total Investment Companies (Cost $2,287,248)		2,098,063

SHORT-TERM INVESTMENTS — 0.3%
MONEY MARKET FUNDS — 0.3%
Dreyfus Cash Management Fund, Institutional Shares, 0.03% (e) (Cost $559,685)	559,685	559,685

Total Investments — 144.9% (Cost $213,723,337)		241,110,328
Other assets less liabilities — 1.2%		1,940,248
Revolving Credit Facility — (36.1)%		(60,000,000)
Preferred Shares, at liquidation preference — (10.0)%		(16,675,000)
Net Assets applicable to common shareholders — 100.0%		$166,375,576

Notes to Portfolio of Investments

(a)   As of March 31, 2014, the Fund has pledged portfolio securities with a market value of $129,509,808 as collateral in connection with its revolving credit facility. All or a portion of the securities noted by this footnote (a) were pledged as of March 31, 2014, as part of that pledged portfolio of securities.

(b)   As of March 31, 2014, $12,932,316 of the Fund’s pledged portfolio securities have been rehypothecated by BNP Paribas Prime Brokerage, Inc. as permitted by the Fund’s revolving credit facility. All or a portion of the securities noted by this footnote (b) were rehypothecated as of March 31, 2014, as part of that pledged portfolio of securities.

(c)   Non-dividend paying security.

(d)   Convertible into common stock.

(e)   Rate reflects 7 day yield as of March 31, 2014.

Notes to Portfolio of Investments

March 31, 2014 (unaudited)

(1) Portfolio Valuation

Investment securities of RMR Real Estate Income Fund, the Fund, are valued as of the close of trading at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Securities traded primarily on the NASDAQ Stock Market, or NASDAQ, are normally valued by the Fund at the NASDAQ Official Closing Price, or NOCP, provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., eastern time, unless that price is outside the range of the ‘‘inside’’ bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer to the most recently reported price as of 4:00:02 p.m., eastern time, that day. Some fixed income securities may be valued using values provided by a pricing service.

To the extent the Fund holds foreign securities in its portfolio, those are valued at the latest sales price reflected on the consolidated tape of the exchange that reflects the principal market for such securities whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Some foreign markets close before the close of customary trading sessions on the New York Stock Exchange, or NYSE (usually 4:00 p.m. eastern time). Often, events occur after the principal foreign exchange on which foreign securities trade has closed, but before the NYSE closes, that the Fund determines could affect the value of the foreign securities the Fund owns or cause their earlier trading prices to be unreliable as a basis for determining value. If these events are expected to materially affect the Fund’s net asset value, or NAV, the prices of such securities are adjusted to reflect their estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Fund’s board of trustees.

Any of the Fund’s securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under procedures established by the Fund’s board of trustees. Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. See Note (2) for a further description of fair value measurements. Short term debt securities with less than 60 days until maturity may be valued at amortized cost plus interest accrued or, if lower, the carrying value which approximates fair value.

(2) Fair Value Measurements

The Fund reports the value of its securities at their fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. When valuing portfolio securities, the Fund uses observable market data when possible and otherwise uses other significant observable or unobservable inputs for fair value measurements. Inputs refer broadly to the assumptions the Fund believes that market participants would use in valuing the asset or liability, including assumptions about risk; for example, the risk inherent in using a particular valuation technique to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs used to value securities reported in these financial statements is summarized below:

•                  Level 1 — quoted prices in active markets for identical investments.

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in   determining the fair value of investments).

Notes to Portfolio of Investments - continued

March 31, 2014 (unaudited)

The Fund uses broker quotes, issuer company financial information and other market indicators to value the securities whose prices are not readily available. The types of inputs used to value a security may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

When the S&P 500 Index (an unmanaged index published as Standard & Poor’s Composite Index of 500 common stocks) fluctuates more than 0.75% from the previous day close, the Fund believes that the closing price of foreign securities on the principal foreign exchange on which they trade may no longer represent the fair value of those securities at the time the U.S. market closes, in which case, the Fund fair values those foreign securities. In such circumstances, the Fund reports holdings in foreign securities at their fair values as determined by an independent security pricing service. The service uses a multi-factor model that includes such information as the security’s local closing price, relevant general and sector indices, currency fluctuations, depository receipts and futures, as applicable. The model generates an adjustment factor for each security that is applied to the local closing price to adjust it for post-closing events, resulting in the security’s reported fair value. The adjustment factor is applied to a security only if the minimum confidence interval is 0.75% or more. The types of inputs may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

All of the Fund’s investments were valued using Level 1 inputs on March 31, 2014. The Fund recognizes interperiod transfers of investments between the input levels as of the end of the period. As of March 31, 2014, there were no transfers of investments between Level 1, Level 2 and Level 3.

(3) Tax Information

Although subject to adjustments, the cost, gross unrealized appreciation and unrealized depreciation of the Fund’s investments for federal income tax purposes as of March 31, 2014, are as follows:

Cost	$215,150,508
Gross unrealized appreciation	$34,982,670
Gross unrealized depreciation	(9,022,850)
Net unrealized appreciation	$25,959,820

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE INCOME FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 14, 2014

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 14, 2014